Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Warranst of issuance fees	$ 8,727	$ 0	$ 8,727	$ 8,727	$ 0